THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2005 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2006.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [X]; Amendment Number: 3
     This Amendment (Check only one.): [ ] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Berkshire Hathaway Inc.
Address: 1440 Kiewit Plaza
         Omaha, NE 68131

Form 13F File Number: 28- 4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Marc D. Hamburg
Title: Vice President
Phone: 402-346-1400

Signature, Place, and Date of Signing:



(s) Marc D. Hamburg             Omaha, NE                      February 14, 2006
-----------------------------   ----------------------------   -----------------
[Signature]                     [City, State]                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
-------------------    ----
28- 5194               General Re-New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              18
Form 13F Information Table Entry Total:         11
Form 13F Information Table Value Total: $4,967,643
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER   NAME
---   --------------------   ----
 1.   28-                    BH Columbia Inc.
 2.   28-719                 Blue Chip Stamps
 3.   28-554                 Buffett, Warren E.
 4.   28-1517                Columbia Insurance Co.
 5.   28-                    Cypress Insurance
 6.   28-                    Fechheimer Brothers Company
 7.   28-852                 GEICO Corp.
 8.   28-101                 Government Employees Insurance Corp.
 9.   28-                    National Fire & Marine
10.   28-718                 National Indemnity Co.
11.   28-5006                National Liability & Fire Insurance Company
12.   28-                    Nebraska Furniture Mart
13.   28-717                 OBH Inc.
14.   28-2740                Plaza Investment Managers
15.   28-1357                Wesco Financial Corp.
16.   28-3091                Wesco Financial Insurance Co.
17.   28-3105                Wesco Holdings Midwest, Inc.
18.   28-4922                General Re Corporation

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2005

                                                                       Column 6
                                                                Investment Discretion                               Column 8
                                       Column 4     Column 5  -------------------------                         Voting Authority
               Column 2   Column 3      Market      Shares or                     (c)         Column 7       ----------------------
Column 1       Title of    CUSIP        Value       Principal  (a) (b) Shared - Shared-        Other             (a)      (b)   (c)
Name of Issuer   Class     Number   (In Thousands)   Amount   Sole    Defined    Other        Managers          Sole    Shared None
-------------- -------- ----------- -------------- ---------- ---- ------------ ------- -------------------- ---------- ------ ----
Wells Fargo &     Com   949746 10 1      755,705   12,902,590            X              3, 1, 4, 13          12,902,590
   Co. Del                                59,835    1,021,600            X              3, 2, 13, 15, 16, 17  1,021,600
                                         497,146    8,488,070            X              3, 9, 13              8,488,070
                                          81,647    1,394,000            X              3, 11, 13             1,394,000
                                          58,570    1,000,000            X              3, 13                 1,000,000
                                       2,249,343   38,404,360            X              3, 10, 13            38,404,360
                                          35,427      604,860            X              3, 12, 13               604,860
                                          49,784      850,000            X              3, 6, 13                850,000
                                           8,786      150,000            X              3, 5, 13                150,000
                                         585,700   10,000,000            X              3, 7, 8, 10, 13, 14  10,000,000
                                         585,700   10,000,000            X              3, 18                10,000,000
                                      ----------
                                      $4,967,643
                                      ==========